OTHER EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OTHER EXPENSES
Loss on disposal of property, plant, and equipment	$ 348	$ 209
Other expenses	12,231	18,665
Other expenses, net	$ 12,579	$ 18,874